Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Mortgage indebtedness, carrying value	$ 92,284		$ 92,284		$ 92,413	$ 82,175	$ 92,413
Taxable income distributable to stockholders			90.00%		90.00%
Advisor fees on gross offering proceeds					1.00%
Offering proceeds					3,225
Cost incurred by advisor					4,190
Cost reimbursed					32
Anti-dilutive shares outstanding	5,274,900	5,274,900	5,274,900	5,274,900	5,274,900	5,274,900
Mortgages
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value	92,386		92,386		95,827
Mortgages | Adjustments [Member]
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value							$ 95,827
Building and Building Improvements
Significant Accounting Policies [Line Items]
Useful life			40 years		40 years
Equipment and fixtures | Minimum
Significant Accounting Policies [Line Items]
Useful life			5 years		5 years
Equipment and fixtures | Maximum
Significant Accounting Policies [Line Items]
Useful life			10 years		10 years